Registration No. 333-59406
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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                              -------------------
                                   FORM N-4


        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [ ]

        Pre-Effective Amendment No.                               [ ]

        Post-Effective Amendment No. 1                            [X]


                                    AND/OR

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

        Amendment No.                                             [ ]


                       (Check appropriate box or boxes)

                              -------------------

                            SEPARATE ACCOUNT No. 66
                                      of
        THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                          (Exact Name of Registrant)

                              -------------------

        THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                              (Name of Depositor)

          1290 Avenue of the Americas, New York, New York 10104
           (Address of Depositor's Principal Executive Offices)
    Depositor's Telephone Number, including Area Code: (212) 554-1234

                              --------------------
                                   ROBIN WAGNER
                             VICE PRESIDENT AND COUNSEL
        The Equitable Life Assurance Society of the United States
          1290 Avenue of the Americas, New York, New York 10104
                 (Name and Address of Agent for Service)
                              ---------------------

               Please send copies of all communications to:

                               PETER E. PANARITES
                                 FOLEY & LARDNER
                               WASHINGTON HARBOUR
                            3000 K STREET, NORTHWEST
                             WASHINGTON, D.C. 20007
                                 (202) 295-4019

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

[X]      Immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ]      On (date) pursuant to paragraph (b) of Rule 485.

[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]      On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

     Units of interest in Separate Account under variable annuity contracts.

                                      NOTE

This Post Effective Amendment No. 1 ("PEA") to the Form N-4 Registration Statement No. 333-59406 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account 66 is being filed solely for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement. The PEA does not amend or delete the RIA Prospectus or Statement of Additional Information or supplements to the Prospectus, dated May 1, 2001, or any other part of the Registration Statement except as specifically noted herein.

(Parts A, B and C to the Form N-4 Registration Statement (File No. 333-59406), filed with the Commission on April 23, 2001 are incorporated by reference.)


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The Equitable Life Assurance Society of the United States

SUPPLEMENT DATED SEPTEMBER 4, 2001 TO THE MAY 1, 2001 PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR:


     Retirement Investment Account
--------------------------------------------------------------------------------

This supplement modifies certain information in the above-referenced prospectus and SAI, as supplemented to date (together, the "Prospectus"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.


1. NEW VARIABLE INVESTMENT OPTION:

The following is added to the Prospectus under "Fee table":

A. We anticipate making available through Separate Account No. 66 the variable investment option described below on or about October 22, 2001, subject to state availability.




-----------------------------------------------------------------------------------------------------------------------------
                                                                                             OTHER
                                                                                            EXPENSES          NET
    VARIABLE                                                                                 (AFTER          TOTAL
  INVESTMENT                              INVESTMENT                            12B-1       EXPENSE          ANNUAL
    OPTION              OBJECTIVE         ADVISOR(1)      MANAGEMENT FEE(2)     FEE(3)    LIMITATION)(4)   EXPENSES(5)
-----------------------------------------------------------------------------------------------------------------------------
  EQ/Marsico Focus  Long-term growth of   Marsico Capital   0.90%                0.25%      0.00%            1.15%
                    capital               Management, LLC
-----------------------------------------------------------------------------------------------------------------------------


(1) The investment results you achieve in this variable investment option will depend on the investment performance of the corresponding Portfolio of the EQ Advisors Trust that shares the same name as that option. The advisor shown is the advisor who makes the investment decisions for the Portfolio.

(2) The management fee for this portfolio cannot be increased without a vote of its shareholders.

(3) Portfolio shares are all subject to fees imposed under the distribution plan (the "Rule 12b-1 Plan") adopted by EQ Advisors Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940.

(4) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. Since initial seed capital will be invested for the EQ/Marsico Focus portfolio on August 31, 2001, "Other Expenses" shown are estimated. See footnote (5) for any expense limitation agreements.


(5) Equitable Life, EQ Advisors Trust's manager, has entered into an Expense Limitation Agreement with respect to this Portfolio that will begin on or about August 31, 2001 and end on April 30, 2002. Under this agreement, Equitable Life has agreed to waive or limit its fees and assume other expenses of this Portfolio, if necessary, in an amount that limits the Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than the amounts specified above under Net Total Annual Expenses. This Portfolio will commence operation on or about August 31, 2001 and we have estimated that absent the expense limitation, the "Other Expenses" for 2001 on an annualized basis for this portfolio would be .20%. This portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that, among other things, the portfolio has reached sufficient size to permit such reimbursement to be made and provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. For more information, see the prospectus for EQ Advisors Trust.




888-1329                                                        Cat. No. 129550

                                                                         x00253

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B. Examples with respect to the new variable investment option:


The examples below show the expenses that a plan would pay in the situations illustrated. We assume that a single contribution of $1,000 invested in one of the Funds listed and a 5% annual return is earned on the assets in that Fund. For purposes of these examples, the ongoing operations fee is computed by reference to the actual aggregate annual ongoing operations fee as a percentage of total assets by employer plans other than corporate plans. See "About registered units" under "More information" in the prospectus. These examples assume that no loan has been taken and do not reflect PRS charges or a charge for premium taxes, none of which may apply to any particular participant. The examples assume continuation of Net Total Annual Expenses (after expense limitation) shown for each portfolio of EQ Advisors Trust in the table above for the entire one, three, five and ten year periods included in the examples. The charges used in the examples are the maximum charges rather than the lower current charges.



IF THE ENTIRE EMPLOYER PLAN BALANCE IS WITHDRAWN AT THE        1 YEAR     3 YEARS      5 YEARS     10 YEARS
END OF EACH PERIOD SHOWN, THE EXPENSE WOULD BE:             ----------- ----------- ------------ ------------
EQ/Marsico Focus ........................................   $81.87      $116.68     $152.94      $230.10

IF THE ENTIRE EMPLOYER PLAN BALANCE IS NOT WITHDRAWN AT
THE END OF EACH PERIOD SHOWN, THE EXPENSE WOULD BE:
EQ/Marsico Focus ........................................   $ 20.08     $ 62.06     $ 106.59     $ 230.10

2. THE ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The following paragraph is added as the first paragraph in the section entitled, "Tax Information":

"President Bush signed the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") on June 7, 2001. Many of the provisions of EGTRRA begin to be effective on January 1, 2002 and are phased in during the first decade of the twenty-first century. In the absence of future legislation, all of the amendments made by EGTRRA will no longer apply after December 31, 2010, and the current law (2001) will apply again. In general, EGTRRA liberalizes contributions that can be made to all types of tax-favored retirement plans. In addition to increasing amounts that can be contributed and permitting individuals over age 50 to make additional contributions, EGTRRA also permits rollover contributions to be made between different types of tax-favored retirement plans. Please discuss with your tax advisor how EGTRRA affects your personal financial situation."


3. PORTFOLIO NAME CHANGE

Effective September 4, 2001, the name of the EQ/Morgan Stanley Emerging Markets Equity variable investment option and portfolio is changed to EQ/Emerging Markets Equity and all references to the variable investment option and portfolio in the prospectus are changed accordingly.

                                SIGNATURES


     As required by the Securities Act of 1933, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 9th day of August, 2001.



                                    SEPARATE ACCOUNT No. 66 OF
                                    THE EQUITABLE LIFE ASSURANCE SOCIETY
                                    OF THE UNITED STATES
                                                (Registrant)

                                    By: The Equitable Life Assurance
                                        Society of the United States


                                    By: /s/ Robin Wagner
                                        ----------------------
                                            Robin Wagner
                                            Vice President and Counsel
                                            The Equitable Life
                                            Assurance Society of the United
                                            States

                                  SIGNATURES


     As required by the Securities Act of 1933, the Depositor has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 9th day of August, 2001.


                                              THE EQUITABLE LIFE ASSURANCE
                                              SOCIETY OF THE UNITED STATES
                                                       (Depositor)


                                          By:  /s/ Robin Wagner
                                              ----------------------
                                                   Robin Wagner
                                                   Vice President and Counsel
                                                   The Equitable Life
                                                   Assurance Society of the
                                                   United States


      As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                   Director, Chairman of the Board and
                                          Chief Executive Officer


PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                         Vice Chairman of the Board,
                                          Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                       Senior Vice President and Controller


*DIRECTORS:

 Bruce W. Calvert          *Jean-Rene Fourtou         *George T. Lowy
*Henri de Castries         *Norman C. Francis         *Edward D. Miller
*Francoise Colloc'h        *Donald J. Greene          *Didier Pineau-Valencienne
*Christopher M. Condron    *John T. Hartley           *George J. Sella, Jr.
*Claus-Michael Dill        *John H.F. Haskell, Jr.    *Peter J. Tobin
*Joseph L. Dionne          *Mary R. (Nina) Henderson  *Stanley B. Tulin
*Denis Duverne             *W. Edwin Jarmain



*By:/s/ Robin Wagner
    --------------------
        Robin Wagner
        Attorney-in-Fact
        August 9, 2001